Other Income	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Other Income
9	Other income

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Account management service fees	716,001	1,253,760	3,507,999
Penalty fee income	129,317	212,328	276,250
Others	33,550	50,954	91,158

	878,868	1,517,042	3,875,407